Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical accounting estimates and judgments
3 Critical accounting estimates and judgments
The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company's assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company's consolidated financial statements are prepared.
Management reviews, on a regular basis, the Company's accounting policies, assumptions, estimates and judgments in order to ensure that the consolidated financial statements are presented fairly and in accordance with IFRS. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
(a) Critical accounting estimates and assumptions
Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.
The following discusses the most significant accounting estimates and assumptions that the Company has made in the preparation of the consolidated financial statements.
Fair value of the warrant liability and stock options
Determining the fair value of the warrant liability and stock options requires judgment related to the selection of the most appropriate pricing model, the estimation of stock price volatility and the expected term of the underlying instruments. Any changes in the estimates or inputs utilized to determine fair value could result in a significant impact on the Company's future operating results, liabilities or other components of shareholders' equity. Fair value assumptions used are described in note 14 - Warrant liability and 16 - Share capital.
Goodwill impairment
The annual impairment assessment related to goodwill requires to estimate the recoverable amount, which has been determined using fair value less costs of disposal. This evaluation is based on estimates that are derived from current market capitalization and on other factors, including assumptions related to relevant industry-specific market analyses and potential costs to dispose. The Company also concluded that there was only one CGU as management monitors goodwill on an overall entity basis. Future events, including a significant reduction in the Company's share price, could cause the assumptions utilized in the impairment tests to change, resulting in a potentially adverse effect on the Company's future results due to increased impairment charges.
Employee future benefits
The determination of expenses and obligations associated with employee future benefits requires the use of assumptions, such as the discount rate to measure obligations, the projected age of employees upon retirement, the expected rate of future compensation and estimated employee turnover. Because the determination of the cost and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results that are estimated based on the aforementioned assumptions. Additional information is included in note 18 - Employee future benefits.
Income taxes
The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of Group entities' ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income, which in turn is dependent upon the successful commercialization of the Company's products. To the extent that management's assessment of any Group entity's ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets, and future income tax provisions or recoveries could be affected. Additional information is included in note 20 - Income taxes.
(b) Critical judgments in applying the Company's accounting policies
Revenue recognition
Management's assessments related to the recognition of revenues related to arrangements containing multiple elements are based on judgment. Judgment is necessary to identify separate units of accounting and to allocate related consideration to each separate unit of accounting. Where deferral of upfront payments or license fees is deemed appropriate, subsequent revenue recognition is often determined based upon the assessment of the Company's continuing involvement in the arrangement, the benefits expected to be derived by the customer and, where applicable, expected patent lives. Additional information is included in note 5 - Deferred revenues related to licensing arrangements and co-development agreement.